Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 HKD ($)
Property and Equipment, Net [Line Items]
Depreciation expense	$ 1,036,767	$ 1,040,734	$ 709,836
Carrying amount				$ 58,000,000
Taipei Fubon Bank [Member]
Property and Equipment, Net [Line Items]
Credit facility	58,000,000
Office Building [Member]
Property and Equipment, Net [Line Items]
Carrying amount	$ 15,651,184